Taxation - Additional Information (Details) ¥ / shares in Units, ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)
Income Tax Disclosure [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Effect of preferential tax treatment on income tax benefit	¥ 2,901	¥ 47,273	¥ 59,594
Effect of preferential tax treatment on basic and diluted net loss per share | ¥ / shares	¥ (0.18)	¥ (0.29)	¥ 0.62
Net operating loss carry forwards	¥ 627,437	¥ 1,140,585	¥ 1,199,251
Percentage of tax withholding rate if the investor holds at least 25% in foreign invested enterprises	5.00%	5.00%	5.00%
Percentage of tax withholding rate if the investor holds less than 25% in foreign invested enterprises	10.00%	10.00%	10.00%
Accrued deferred tax liabilities	¥ 0	¥ 0	¥ 0
PRC
Income Tax Disclosure [Line Items]
VAT regulations exempted percentage	1.00%	1.00%	1.00%
Statutory income tax rate	25.00%	25.00%	25.00%
PRC | Shanghai Wanwuxinsheng Environmental Protection Technology Group Co., Ltd. (Previously Shanghai Yueyee Network Information Technology Co., Ltd) (“Shanghai Yueyee” or “Shanghai Wanwuxinsheng”) | 2021 to 2023
Income Tax Disclosure [Line Items]
Preferential EIT rate	15.00%	15.00%	15.00%
Effect of preferential tax treatment on income tax benefit			¥ 93,250
Hong Kong
Income Tax Disclosure [Line Items]
Statutory income tax rate	16.50%	16.50%	16.50%
Year of assessment				2018 2019	2018 2019
Threshold amount of profits earned for half the current tax rate | $				$ 2	$ 2
Percentage of half current tax rate on first profits earned				8.25%	8.25%
Pre-Owned Consumer Electronic Products
Income Tax Disclosure [Line Items]
VAT levy rate	3.00%	3.00%	3.00%
Other Products | PRC
Income Tax Disclosure [Line Items]
Statutory VAT rate	13.00%	13.00%	13.00%
Service | PRC
Income Tax Disclosure [Line Items]
Statutory VAT rate	6.00%	6.00%	6.00%